ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about project and royalty generation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 17,512	$ 14,483
Recoveries from partners	(8,577)	(6,909)
Net Expenditures	8,935	7,574
Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	514	680
Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	6,665	3,375
Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	5,327	4,837
Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	818	1,133
Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,885	2,984
Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	937	1,226
Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	366	249
Fennoscandia [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	3,278	4,309
Recoveries from partners	(1,782)	(3,142)
Net Expenditures	1,496	1,166
Fennoscandia [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	49	285
Fennoscandia [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,554	1,314
Fennoscandia [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	686	1,135
Fennoscandia [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	33	292
Fennoscandia [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	569	792
Fennoscandia [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	229	393
Fennoscandia [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	158	97
U.S.A. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	9,851	6,448
Recoveries from partners	(6,787)	(3,767)
Net Expenditures	3,064	2,681
U.S.A. [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	228	211
U.S.A. [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	4,570	1,892
U.S.A. [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,554	1,579
U.S.A. [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	56	9
U.S.A. [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	2,064	2,135
U.S.A. [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	351	611
U.S.A. [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	28	12
Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	988	398
Recoveries from partners	0	0
Net Expenditures	988	398
Turkey [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	94	63
Turkey [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	142	26
Turkey [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	552	179
Turkey [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	101	67
Turkey [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1	0
Turkey [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	47	47
Turkey [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	51	16
Australia [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	557	300
Recoveries from partners	(8)	0
Net Expenditures	549	300
Australia [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	5	1
Australia [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	295	48
Australia [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	155	115
Australia [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	28	124
Australia [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	28	0
Australia [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	22	12
Australia [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	24	0
Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	289	140
Recoveries from partners	0	0
Net Expenditures	289	140
Canada [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	11	2
Canada [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	21	0
Canada [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	183	81
Canada [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
Canada [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	45	57
Canada [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	7	0
Canada [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	22	1
South America and other [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	744	243
Recoveries from partners	0	0
Net Expenditures	744	243
South America and other [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	95	1
South America and other [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	19	30
South America and other [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	183	15
South America and other [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	197	164
South America and other [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	178	0
South America and other [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	54	23
South America and other [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	18	11
General Royalty And Project Investigation [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,805	2,645
Recoveries from partners	0	0
Net Expenditures	1,805	2,645
General Royalty And Project Investigation [Member] | Administration costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	32	118
General Royalty And Project Investigation [Member] | Drilling, technical, and support costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	64	66
General Royalty And Project Investigation [Member] | Personnel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	1,014	1,733
General Royalty And Project Investigation [Member] | Professional costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	403	477
General Royalty And Project Investigation [Member] | Property costs [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	0	0
General Royalty And Project Investigation [Member] | Share-based payments [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	227	140
General Royalty And Project Investigation [Member] | Travel [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Total Expenditures	$ 65	$ 112